EMPLOYEE BENEFIT PLANS - ESTIMATED SUBSIDY PAYMENTS (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Defined Benefit Plan, Expected Future Prescription Drug Subsidy Receipt [Abstract]
2021	$ 292
2022	316
2023	349
2024	384
2025	420
2026 - 2030	$ 2,789